Commitments and Contingencies (Details)					1 Months Ended		3 Months Ended	6 Months Ended	12 Months Ended
	Oct. 25, 2024 item	Aug. 30, 2024 USD ($) installment	May 28, 2024 USD ($)	Oct. 05, 2017 item	Apr. 30, 2025 USD ($)	Jun. 30, 2019 USD ($) item	Jun. 30, 2025 USD ($)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 USD ($)	Dec. 31, 2014 item	May 31, 2025 USD ($)	Aug. 31, 2024 USD ($)	Jul. 31, 2022 USD ($)
Commitments And Contingencies [Line Items]
Equity interest															8.00%
Equity interest purchase price															$ 1,700,000
Amounts funded to support operations								$ 1,900,000	$ 4,400,000	$ 900,000
Purchase price														$ 30,000,000
Funding related to supporting operations								2,900,000	2,200,000
Payments related to proposed acquisition								2,500,000	2,300,000
Non-refundable earnest money deposit								500,000	500,000
Cash injections for production costs									1,800,000
Lease expense for operating leases									900,000	700,000	$ 500,000
Lease payments									800,000	700,000	$ 500,000
Maximum guarantee exposure									3,100,000
Impairment of failed acquisition							$ 500,000	$ 500,000
Threshold gross revenue									$ 100,000,000	$ 100,000,000
Percentage of revenue reduction										20.00%
Purchase price of Intellectual property													$ 2,000,000
Property purchase													$ 6,000,000
ClearPlay Litigation
Commitments And Contingencies [Line Items]
Number of titles | item												8
Amount of royalty		$ 1,800,000
Number of monthly installments | installment		36
Settlement amount per installment		$ 50,000
Disney Litigation and the Preliminary Injunction
Commitments And Contingencies [Line Items]
Number of additional plaintiffs | item				3
Number of titles | item				819		819
Statutory damages for each infringed title						$ 75,000,000
Statutory damages awarded						61,400,000
Statutory damages for DMCA violations for each infringed title						1,000
Statutory damages awarded for DMCA violations						1,000,000
Total award						$ 62,400,000
Chosen Arbitration
Commitments And Contingencies [Line Items]
Total award			$ 30,000
Number of arbitrators | item	3
Class C Common Stock
Commitments And Contingencies [Line Items]
Issuance of Class B common stock to Sponsor (in shares) | shares										528,914
Adjusted shares | shares										842,696
Maximum [Member]
Commitments And Contingencies [Line Items]
Escalation of monthly lease payments									5.00%
Maximum [Member] | Black Autumn Show, Inc
Commitments And Contingencies [Line Items]
Business combination					$ 28,200,000
Minimum [Member]
Commitments And Contingencies [Line Items]
Escalation of monthly lease payments									3.00%